Note 4 - Loans - Nonaccrual and Past Due (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Nonaccrual, no allowance	$ 523
Nonaccrual	2,576	$ 2,988
Loans past due 90 days or more	16	111
Real Estate Portfolio Segment [Member]
Nonaccrual, no allowance	399
Nonaccrual	2,269	2,683
Loans past due 90 days or more	0	99
Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Nonaccrual, no allowance	0
Nonaccrual	0	0
Loans past due 90 days or more	0	4
Real Estate Portfolio Segment [Member] | Farmland Loan [Member]
Nonaccrual, no allowance	0
Nonaccrual	95	117
Loans past due 90 days or more	0	0
Real Estate Portfolio Segment [Member] | Family Mortgages 1-4 [Member]
Nonaccrual, no allowance	0
Nonaccrual	1,670	1,720
Loans past due 90 days or more	0	0
Real Estate Portfolio Segment [Member] | Commercial Real Estate [Member]
Nonaccrual, no allowance	399
Nonaccrual	504
Loans past due 90 days or more	0
Real Estate Portfolio Segment [Member] | Commercial Real Estate Portfolio Segment [Member]
Nonaccrual		846
Loans past due 90 days or more		95
Commercial Portfolio Segment [Member]
Nonaccrual, no allowance	124
Nonaccrual	267	281
Loans past due 90 days or more	0	0
Commercial Portfolio Segment [Member] | Commercial and Industrial Loans [Member]
Nonaccrual, no allowance	124
Nonaccrual	267	281
Loans past due 90 days or more	4	0
Commercial Portfolio Segment [Member] | Farm Production And Other Farm Loans Member
Nonaccrual, no allowance	0
Nonaccrual	0	0
Loans past due 90 days or more	0	0
Consumer Portfolio Segment [Member]
Nonaccrual, no allowance	0
Nonaccrual	40	24
Loans past due 90 days or more	12	12
Consumer Portfolio Segment [Member] | Other Consumer Loans [Member]
Nonaccrual, no allowance	0
Nonaccrual	40	24
Loans past due 90 days or more	0	0
Consumer Portfolio Segment [Member] | Credit Card Receivable [Member]
Nonaccrual, no allowance	0
Nonaccrual	0	0
Loans past due 90 days or more	$ 12	$ 12